Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0000797468
Registrant Name	Occidental Petroleum Corporation
Registration File Number	333-266420
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES